Cash and Cash Equivalents - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash at bank
Cash and cash equivalents	¥ 1,706,880	$ 267,716	¥ 1,010,076	$ 158,426	¥ 308,972	¥ 401,597
Outside of PRC
Cash at bank
Cash and cash equivalents	¥ 1,501,800		¥ 932,800